Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2020
Statement of cash flows [abstract]
Disclosure of additional cash flow statement information

	Year Ended
	December 31, 2020	December 31, 2019
	$	$
Interest paid	174,827	204,074
Income taxes paid	7,368	4,859

Amounts paid and received for interest were reflected as operating cash flows in the consolidated statements of cash flow.
The changes in non-cash working capital items related to operating activities for the years ended December 31, 2020 and 2019 are as follows:

	Year Ended
	December 31, 2020	December 31, 2019
	$	$
Accounts and other receivable, net	(2,154)	(62,287)
Other assets	7,867	6,362
Accounts payable and other	(8,652)	68,165
Due from (to) related parties	(9,932)	1,101
Changes in non-cash working capital, net	(12,871)	13,341

Disclosure of reconciliation of liabilities arising from financing activities
The following table presents the change in the balance of borrowings arising from financing activities as at December 31, 2020 and 2019:

	December 31, 2020	December 31, 2019
	$	$
Opening balance of borrowings at beginning of year	3,184,512	3,097,742
Cash flows related to borrowings	(24,947)	61,336
Non-cash changes:
Deferred financing costs amortization	13,943	15,483
Other	(2,531)	9,951
Closing balance of borrowings at end of year	3,170,977	3,184,512
The following table presents the change in the balance of obligations related to finance leases arising from financing activities as at December 31, 2020 and 2019:

	December 31, 2020	December 31, 2019
	$	$
Opening balance of obligations relating to finance leases at beginning of year	21,544	—
Cash flows related to obligations relating to finance leases	117,696	21,547
Non-cash changes:
Other	(1)	(3)
Closing balance of obligations relating to finance leases at end of year	139,239	21,544

The following table presents the change in the balance of borrowings from related parties arising from financing activities as at December 31, 2020 and 2019:

	December 31, 2020	December 31, 2019
	$	$
Opening balance of borrowings from related parties at beginning of year	21,306	125,000
Cash flows related to borrowings from related parties	205,000	(105,000)
Non-cash changes:
Changes in fair value	(37,060)	1,949
Other(1)	5,382	(643)
Closing balance of borrowings from related parties at end of year	194,628	21,306
(1)Includes deferred interest payments and accretion income on the borrowings from related parties.

The following table presents the change in the balance of lease liabilities arising from financing activities as at December 31, 2020 and 2019:

	December 31, 2020	December 31, 2019
	$	$
Opening balance of lease liabilities at beginning of year	67,985	20,201
Cash flows related to lease liabilities	(20,332)	(14,695)
Non-cash changes:
Additions	757	63,349
Dispositions	(15,074)	(1,854)
Other	2,492	984
Closing balance of lease liabilities at end of year	35,828	67,985